Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Suppliers	$ 25,404	$ 32,051
Accrued short-term employee benefits	20,915	40,295
Accrued interest	11,354	7,200
Deferred income	13,957	10,963
Accrued expenses	72,893	91,508
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,263	999
Other related parties | Accrued expenses to a related party port agent
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	1,093	876
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	133	89
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	37	33
Other related parties | Scorpio Holdings Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 0	$ 1